Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments, Measured at Fair Value on a Recurring and Non-recurring Basis
As at December 31, 2021, the carrying amount and fair value of the Company’s financial instruments were as follows:

	Level 1 $		Level 2 $		Level 3 $
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash equivalents:
Canadian federal bonds and agency securities	50,138	50,138	—	—	—	—
Corporate bonds and commercial paper	267,953	268,090	—	—	—	—
Marketable securities:
U.S. term deposits	900,000	901,689	—	—	—	—
U.S. federal bonds and agency securities	680,436	681,629	—	—	—	—
Canadian federal bonds and agency securities	1,215,646	1,218,001	—	—	—	—
Corporate bonds and commercial paper	—	—	2,469,019	2,475,051	—	—
Derivative assets:
Foreign exchange forward contracts	—	—	1,824	1,824	—	—
Equity and other investments:	—	—	—	—	—	—
Equity and other investments with readily determinable fair values	2,782,901	2,782,901	—	—	423,387	423,387
Available-for-sale debt security under fair value option	—	—	—	—	205,878	205,878

Liabilities:
Derivative liabilities:
Foreign exchange forward contracts	—	—	5,926	5,926	—	—
As at December 31, 2020, the carrying amount and fair value of the Company’s financial instruments were as follows:

	Level 1 $		Level 2 $		Level 3 $
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash equivalents:
U.S federal bonds	174,397	174,399	—	—	—	—
Corporate bonds and commercial paper	134,056	134,396	—	—	—	—
Repurchase agreements	—	—	290,000	290,001	—	—
Marketable securities:
U.S. term deposits	885,000	887,102	—	—	—	—
U.S. federal bonds	1,224,052	1,226,657	—	—	—	—
Canadian federal bonds	24,988	24,987	—	—	—	—
Corporate bonds and commercial paper	—	—	1,550,330	1,552,907	—	—
Derivative assets:
Foreign exchange forward contracts	—	—	16,340	16,340	—	—